Boston Common ESG Impact U.S. Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 99.2%
Communication Services: 9.7%
21,664	Alphabet, Inc. - Class C [1]	$3,053,108
300	Alphabet, Inc. - Class A [1]	41,907
3,169	Netflix, Inc. [1]	1,542,923
7,794	T-Mobile US, Inc.	1,249,612
		5,887,550
Consumer Discretionary: 9.7%
345	Booking Holdings, Inc. [1]	1,223,791
4,321	Darden Restaurants, Inc.	709,940
3,267	Home Depot, Inc.	1,132,179
8,148	Ralph Lauren Corp.	1,174,942
17,369	TJX Companies, Inc.	1,629,386
		5,870,238
Consumer Staples: 7.0%
7,296	Colgate-Palmolive Company	581,564
2,547	Costco Wholesale Corp.	1,681,224
16,394	Mondelez International, Inc. - Class A	1,187,417
4,962	Procter & Gamble Company	727,131
		4,177,336
Financials: 8.4%
2,428	Ameriprise Financial, Inc.	922,227
2,895	Aon PLC - Class A	842,503
4,934	CME Group, Inc. - Class A	1,039,100
21,959	Fifth Third Bancorp	757,366
9,436	MetLife, Inc.	624,003
9,547	Morgan Stanley	890,258
		5,075,457
Health Care: 13.5%
5,123	Agilent Technologies, Inc.	712,251
2,584	Danaher Corp.	597,783
13,713	Edwards Lifesciences Corp. [1]	1,045,616
1,510	Eli Lilly & Company	880,209
7,775	Hologic, Inc. [1]	555,524
17,626	Merck & Company, Inc.	1,921,587
1,374	Regeneron Pharmaceuticals, Inc. [1]	1,206,770
3,049	Vertex Pharmaceuticals, Inc. [1]	1,240,608
		8,160,348
Industrials: 8.7%
12,292	Carrier Global Corp.	706,175
3,782	Cummins, Inc.	906,054
11,481	Emerson Electric Company	1,117,446
2,285	Valmont Industries, Inc.	533,570
7,934	Wabtec Corp.	1,006,825
8,312	Xylem, Inc.	950,560
		5,220,630
Information Technology: 32.4%
2,783	Adobe, Inc. [1]	1,660,338
3,432	Analog Devices, Inc.	681,458
23,245	Apple, Inc.	4,475,360
4,201	Applied Materials, Inc.	680,856
1,929	Broadcom, Inc.	2,153,246
2,856	Intuit, Inc.	1,785,086
13,534	Microsoft Corp.	5,089,325
1,711	NVIDIA Corp.	847,321
8,900	Visa, Inc. - Class A	2,317,115
		19,690,105
Materials: 3.0%
19,989	Ball Corp.	1,149,767
3,491	Ecolab, Inc.	692,440
		1,842,207
Real Estate: 3.5%
4,650	Digital Realty Trust, Inc. - REIT	625,797
31,031	Kimco Realty Corp. - REIT	661,271
25,064	Weyerhaeuser Company - REIT	871,475
		2,158,543
Utilities: 3.3%
6,386	American Water Works Company, Inc.	842,888
7,317	Consolidated Edison, Inc.	665,627
7,734	Eversource Energy	477,342
		1,985,857
TOTAL COMMON STOCKS (Cost $35,083,573)		60,068,271

Shares		Value
SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
289,588	First American Treasury Obligations Fund - Class X, 5.285% [2]	289,588
Total Money Market Funds: 0.5%		289,588

TOTAL SHORT-TERM INVESTMENTS (Cost $289,588)		289,588

TOTAL INVESTMENTS IN SECURITIES: 99.7% (Cost $35,373,161)		60,357,859
Other Assets in Excess of Liabilities: 0.3%		160,001
TOTAL NET ASSETS: 100.0%		$60,517,860

REIT - Real Estate Investment Trust
T a

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Boston Common ESG Impact U.S. Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,068,271	$–	$–	$60,068,271
Short-Term Investments	289,588	–	–	289,588
Total Investments in Securities	$60,357,859	$–	$–	$60,357,859